Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement of comprehensive income [abstract]
Profit (loss)	$ (17,338)	$ (39,667)
Items that may be classified subsequently to profit or loss
Cumulative translation adjustment on consolidation of foreign subsidiaries	(6,631)	4,654
Other comprehensive income	(6,631)	4,654
Comprehensive loss	$ (23,969)	$ (35,013)